Notes Payable (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 15, 2017	Apr. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
Short-term Debt [Line Items]
Loans Payable to Bank	$ 18,997
Term of agreement	4 years
Debt Instrument, Periodic Payment	$ 440
Gain on extinguishment of debt			$ 116,661	$ 665,596	$ 665,596
Tractor [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						3.60%
Loans Payable			$ 25,013		25,013		$ 49,156
Debt Instrument, Periodic Payment						$ 25,913
Payments for Purchase of Other Assets						$ 116,661
PPP Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%	1.00%
Proceeds from Bank Debt		$ 661,612	$ 661,612
Debt instrument maturity month and year		2022-04	2022-04
Gain on extinguishment of debt			$ 665,596		$ 665,596